BALANCE SHEET - USD ($)	Mar. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 98,216	$ 259,228
Prepaid expenses and other current assets	64,457	108,198
Marketable securities held in trust account	50,912,228	50,913,517
Total current assets	51,074,901	51,280,943
TOTAL ASSETS	51,074,901	51,280,943
CURRENT LIABILITIES
Accounts payable	353,619	103,175
Due to related party		2,883
Franchise taxes payable	7,800	20,800
Deferred underwriting fee payable	1,527,358	1,527,358
Total current liabilities	1,888,777	1,654,216
TOTAL LIABILITIES	1,888,777	1,654,216
COMMITMENTS AND CONTINGENCIES
Redeemable Common Stock
Common stock subject to possible redemption, $0.0001 par value, 5,091,196 shares at redemption value of $10.00 per share)	50,911,960	50,911,960
STOCKHOLDERS’ DEFICIT
Common Stock; $0.0001 par value; 10,000,000 shares authorized; 1,505,079 shares issued and outstanding (excluding 5,091,196 shares subject to possible redemption)	151	151
Additional paid-in capital
Accumulated deficit	(1,725,987)	(1,285,384)
Total stockholders’ deficit	(1,725,836)	(1,285,233)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 51,074,901	$ 51,280,943